AB Large Cap Growth Fund, Inc.

Portfolio of Investments

October 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Information Technology – 35.3%
Communications Equipment – 3.4%
Arista Networks, Inc.(a)	1,497,146	$578,557,100
Motorola Solutions, Inc.	790,907	355,394,060

		933,951,160

Semiconductors & Semiconductor Equipment – 19.8%
Applied Materials, Inc.	1,813,580	329,309,856
ASML Holding NV (CDI), (REG)	197,711	132,970,533
Broadcom, Inc.	4,451,832	755,787,519
NVIDIA Corp.	20,856,440	2,768,900,974
QUALCOMM, Inc.	3,130,376	509,531,302
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	1,856,784	353,791,623
Texas Instruments, Inc.	3,012,528	612,025,189

		5,462,316,996

Software – 12.1%
AppLovin Corp. - Class A(a)	156,970	26,589,148
Cadence Design Systems, Inc.(a)	818,038	225,876,653
Manhattan Associates, Inc.(a)	876,470	230,827,139
Microsoft Corp.	5,860,550	2,381,434,493
ServiceNow, Inc.(a)	294,887	275,126,622
Synopsys, Inc.(a)	388,541	199,558,543

		3,339,412,598

		9,735,680,754

Health Care – 14.9%
Biotechnology – 2.8%
Genmab A/S (Sponsored ADR)(a)	4,509,043	100,641,840
Vertex Pharmaceuticals, Inc.(a)	1,437,110	684,035,618

		784,677,458

Health Care Equipment & Supplies – 2.7%
IDEXX Laboratories, Inc.(a)	505,443	205,674,865
Intuitive Surgical, Inc.(a)	1,040,715	524,353,846

		730,028,711

Health Care Providers & Services – 1.6%
UnitedHealth Group, Inc.	777,170	438,712,465

Health Care Technology – 1.2%
Veeva Systems, Inc. - Class A(a)	1,522,764	317,998,806

Life Sciences Tools & Services – 2.1%
Mettler-Toledo International, Inc.(a)	148,045	191,237,129
Waters Corp.(a)	570,922	184,470,607
West Pharmaceutical Services, Inc.	700,357	215,660,931

		591,368,667

Company	Shares	U.S. $ Value

Pharmaceuticals – 4.5%
Eli Lilly & Co.	986,445	$818,492,874
Zoetis, Inc.	2,435,194	435,363,984

		1,253,856,858

		4,116,642,965

Communication Services – 14.6%
Entertainment – 3.6%
Netflix, Inc.(a)	1,321,560	999,139,007

Interactive Media & Services – 11.0%
Alphabet, Inc. - Class C	8,625,449	1,489,528,788
Meta Platforms, Inc. - Class A	2,711,456	1,538,968,196

		3,028,496,984

		4,027,635,991

Consumer Discretionary – 13.9%
Automobiles – 0.8%
Ferrari NV	486,290	231,415,685

Broadline Retail – 6.0%
Amazon.com, Inc.(a)	8,957,470	1,669,672,408

Hotels, Restaurants & Leisure – 1.4%
Chipotle Mexican Grill, Inc.(a)	6,747,455	376,305,565

Specialty Retail – 4.0%
Home Depot, Inc. (The)	1,930,668	760,200,525
Tractor Supply Co.	1,332,500	353,792,075

		1,113,992,600

Textiles, Apparel & Luxury Goods – 1.7%
Lululemon Athletica, Inc.(a)	997,030	297,015,237
On Holding AG - Class A(a)	3,402,670	161,354,612

		458,369,849

		3,849,756,107

Industrials – 7.6%
Aerospace & Defense – 0.3%
Axon Enterprise, Inc.(a)	171,303	72,546,820

Building Products – 2.1%
Otis Worldwide Corp.	4,242,493	416,612,813
Trex Co., Inc.(a)	2,434,493	172,483,829

		589,096,642

Commercial Services & Supplies – 2.1%
Copart, Inc.(a)	11,507,152	592,273,113

Ground Transportation – 0.7%
Saia, Inc.(a)	397,300	194,124,753

Professional Services – 1.4%
Verisk Analytics, Inc.	1,428,642	392,476,530

Trading Companies & Distributors – 1.0%
United Rentals, Inc.	328,532	267,030,810

		2,107,548,668

Company	Shares	U.S. $ Value

Consumer Staples – 6.1%
Beverages – 2.8%
Celsius Holdings, Inc.(a)	3,851,735	$115,860,189
Monster Beverage Corp.(a)	12,367,108	651,499,249

		767,359,438

Consumer Staples Distribution & Retail – 3.3%
Costco Wholesale Corp.	1,039,955	909,107,862

		1,676,467,300

Financials – 5.4%
Capital Markets – 0.8%
Cboe Global Markets, Inc.	1,005,762	214,800,590

Financial Services – 4.6%
Visa, Inc. - Class A	4,385,481	1,271,131,668

		1,485,932,258

Materials – 1.5%
Chemicals – 1.5%
Sherwin-Williams Co. (The)	1,138,319	408,394,708

Total Common Stocks (cost $15,462,004,533)		27,408,058,751

RIGHTS – 0.0%
Health Care – 0.0%
Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a) (b) (c) (cost $300,377)	294,487	300,377

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.72%(d) (e) (f) (cost $259,670,181)	259,670,181	259,670,181

Total Investments – 100.2% (cost $15,721,975,091)(g)		27,668,029,309
Other assets less liabilities – (0.2)%		(67,677,421)

Net Assets – 100.0%		$27,600,351,888

(a)	Non-income producing security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Fair valued by the Adviser.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(g)

As of October 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,206,596,045 and gross unrealized depreciation of investments was $(260,541,827), resulting in net unrealized appreciation of $11,946,054,218.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:
ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
CVR	–	Contingent Value Right
REG	–	Registered Shares

AB Large Cap Growth Fund, Inc.

October 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$9,735,680,754	$—	$—	$9,735,680,754
Health Care	4,116,642,965	—	—	4,116,642,965
Communication Services	4,027,635,991	—	—	4,027,635,991
Consumer Discretionary	3,849,756,107	—	—	3,849,756,107
Industrials	2,107,548,668	—	—	2,107,548,668
Consumer Staples	1,676,467,300	—	—	1,676,467,300
Financials	1,485,932,258	—	—	1,485,932,258
Materials	408,394,708	—	—	408,394,708
Rights	—	—	300,377	300,377
Short-Term Investments	259,670,181	—	—	259,670,181

Total Investments in Securities	27,667,728,932	—	300,377	27,668,029,309
Other Financial Instruments(a)	—	—	—	—

Total	$27,667,728,932	$—	$300,377	$27,668,029,309

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 30, 2024 is as follows:

Fund	Market Value 07/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/30/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$374,305	$983,259	$1,097,894	$259,670	$4,019